Commitments and Contingencies (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease term	We entered into operating leases for corporate office, golf carts and golf equipment for terms of four to five years.	We entered into operating leases for corporate office, golf cars and golf equipment for terms of four to five years.